LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of weighted-average remaining lease term and weighted-average discount rate

	As of December 31,
	2022	2023
Weighted average remaining lease term:
Operating lease	10.7 years	9.7 years
Finance lease	18.9 years	18.7 years

Weighted average discount rate:
Operating lease	7.50%	7.59%
Finance lease	10.44%	10.04%

Schedule of total lease cost

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Lease cost
Finance lease cost:
Depreciation	274,052	224,140	199,926
Interest expenses	124,567	104,088	90,679
Operating lease cost	568,044	691,197	749,800
Total lease cost	966,663	1,019,425	1,040,405

Schedule of supplemental cash flow information related to leases

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	593,615	635,615	796,541
Financing cash payments for finance leases	579,660	231,046	210,902

Schedule of future lease payments under operating leases and finance leases

	Operating Leases	Finance Leases
	RMB	RMB
2024	807,678	180,355
2025	739,747	173,799
2026	680,034	165,015
2027	545,468	158,978
2028	528,173	156,920
2029 and thereafter	2,630,069	1,705,594
Total future lease payments	5,931,169	2,540,661
Less: Imputed interest	(1,880,246)	(1,265,329)
Present value of future lease payments*	4,050,923	1,275,332
*

Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB780,164 and RMB3,270,759 for the year ended December 31, 2023, respectively.

Present value of future finance lease payments consisted of current portion of finance lease liabilities and non-current portion of finance lease liabilities, amounting to RMB115,806 and RMB1,159,525 for the year ended December 31, 2023, respectively.